UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2001

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry73
Form 13F Information Table Value$120,033




Market
Investment

Name of Issuer
Class
Cusip
Value/1000
Discretion
Sole






Abbott Laboratories
COM
002824100
301
5800SOLE
5800
Abercrombie & Fitch
COM
002896207
927
52700SOLE
52700
Ace Ltd Ord
COM

4306
149167SOLE
149167
Aes Corp Com
COM
00130H105
673
52479SOLE
52479
American Express
COM
025816109
515
17729SOLE
17729
American Home Products
COM
026609107
3813
65452.6SOLE
65452.6
American Intl Group Inc.
COM
026874107
585
7494.55SOLE
7494.55
Amgen
COM
031162100
4143
70498SOLE
70498
AOL Time Warner, Inc.
COM
00184A105
626
18903SOLE
18903
Apogent Technologies Inc
COM
03760A101
319
13350SOLE
13350
Applied Materials
COM
038222105
2452
86209SOLE
86209
AT&T Corp.
COM
001957109
466
24165.98SOLE
24165.98
Bankamerica Corp. New
COM
060505104
487
8341SOLE
8341
Baxter Int'l
COM
071813109
1657
30100SOLE
30100
Bristol Myers/Squibb
COM
110122108
787
14167SOLE
14167
Capital One Financial
COM
14040H105
1480
32150SOLE
32150
Cardinal Health Inc.
COM
14149Y108
1750
23664SOLE
23664
Carnival Cruise Class A
COM
143658102
694
31500SOLE
31500
Charming Shoppes Inc.
COM
161133103
277
56350SOLE
56350
Check Point Software
COM
M22465104
573
26028SOLE
26028
Chevron Corp
COM

426
5023.43SOLE
5023.43
Cisco Systems
COM
17275R102
1010
82890SOLE
82890
Citigroup
COM
172967101
2313
57112.03SOLE
57112.03
Concord Computing
COM
206197105
1355
27684SOLE
27684
Convergys Corp Com
COM
212405106
2140
77110SOLE
77110
Costco Wholesale Corporation
COM
22160K105
1489
41865SOLE
41865
Cryolife Inc.
COM
228903100
290
7700SOLE
7700
Dial Corp.
COM
25247D101
3075
185800SOLE
185800
Dime Bancorp Inc
COM
25429Q102
391
9950SOLE
9950
Elan Corp PLC ADR F
ADR
284131208
9855
203407SOLE
203407
Exxon Mobil Corporation
COM
30231G102
539
13670SOLE
13670
Fiserv Inc. Wisconsin
COM
337738108
2250
65797.5SOLE
65797.5
General Electric
COM
3669604103
7445
200136.06SOLE
200136.06
Golden State Bancorp
COM
381197102
801
26350SOLE
26350
Grey Global Group Inc.
COM
39787m108
780
1410SOLE
1410
Harrah's Entertainment
COM
413619107
1067
39500SOLE
39500
Health Management Cl A
COM
421933102
1593
76750SOLE
76750
Heller Financial Inc.
COM
423328103
863
16350SOLE
16350
Home Depot
COM
437076102
3051
79525SOLE
79525
Honeywell International Inc.
COM
43851616
1646
62361SOLE
62361
IBM
COM
459200101
296
3210SOLE
3210
Intel Corp
COM
458140100
6080
297450.25SOLE
297450.25
Johnson & Johnson
COM
478160104
1025
18503SOLE
18503
K-Mart Corp.
COM
482584109
1542
220550SOLE
220550
Liberty Media Corp-A
COM
530718105
2504
197173SOLE
197173
Lowes Companies
COM
548661107
2190
69200SOLE
69200
Marsh & Mclennan Companies
COM
571748102
454
4695SOLE
4695
MBNA Corporation
COM
55262L100
1931
63762SOLE
63762
Mcgraw Hill Co.
COM
580645109
734
12613.03SOLE
12613.03
Mellon Financial Corp.
COM
58551a108
256
7905SOLE
7905
Merck & Co.
COM
589331107
2524
37901.16SOLE
37901.16
Microsoft
COM
594918104
2080
40648SOLE
40648
Nokia Corp Adr 'A'
ADR
654902204
307
19600SOLE
19600
Pfizer Inc.
COM
717081103
801
19968.59SOLE
19968.59
Royal Dutch
COM
780257804
792
15754SOLE
15754
Sabre Group
COM
785905100
890
33300SOLE
33300
SBC Communications
COM
78387G103
586
12441SOLE
12441
Schering Plough
COM
806605101
290
7815SOLE
7815
Schlumberger Ltd
COM
806857108
1967
43040SOLE
43040
Sybron Dental Specialties
COM
871142105
259
13905SOLE
13905
Tenet Healthcare
COM
88033G100
4098
68700SOLE
68700
Total Fina SA Spon ADR
ADR
89151E109
277
4100SOLE
4100
Tricon Global Restaurant
COM
895953107
401
10230SOLE
10230
Tyco International
COM
902124106
3884
85359SOLE
85359
United Parcel Service Cl B
COM
911312106
359
6900SOLE
6900
United Technologies
COM

4098
88126.63SOLE
88126.63
Univision Comm. Cl A
COM
914906102
2637
114904SOLE
114904
Utd Surg. Ptnrs Intl
COM
913016309
863
42100SOLE
42100
Verizon Communications
COM
92343V104
302
5586SOLE
5586
Washington Mut Inc Com
COM
939322103
2159
56112SOLE
56112
Waste Management
COM
94106L109
951
35550SOLE
35550
Williams Sonoma Inc Com
COM
969904101
2660
111700SOLE
111700
Xilinx Inc.
COM
983919101
626
26600SOLE
26600



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